Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Stock-Based Compensation
Summary of stock option activity

	Year Ended December 31,
	2016		2015
		Weighted		Weighted
		average		average
		exercise		exercise
	Shares	price	Shares	price
Outstanding at beginning of period	6,441,527	$9.59	5,024,234	$7.98
Granted	273,759	19.59	1,997,964	13.76
Exercised	(574,991)	7.41	(25,620)	6.26
Forfeited	(127,233)	12.92	(555,051)	10.16
Expired	(15,690)	13.60	—	—
Outstanding at end of period	5,997,372	$10.18	6,441,527	$9.59

Summary of stock options outstanding, vested and exercisable

					Average
		Weighted		Weighted	Remaining
	Service-	average	Performance-	average	Contractual	Aggregate
	based	exercise	based	exercise	Term	Intrinsic
	Shares	price	Shares	price	(in years)	Value
Stock options outstanding as of December 31, 2016	3,609,485	$10.77	2,387,887	$9.28	7.30	$145,270
Stock options vested and exercisable as of December 31, 2016	1,878,538	$9.04	2,387,887	$9.28	7.00	$107,617

Summary of restricted stock units activity

	Year Ended December 31,
	2016
		Weighted
		average
		grant date
	Shares	fair value
Nonvested at beginning of period	—	$—
Granted	67,295	25.88
Vested	—	—
Forfeited	—	—
Nonvested at end of period	67,295	$25.88

Schedule of weighted average assumptions to estimate the fair value of stock options granted

	Year Ended December 31,
	2016	2015	2014
Expected term (years)	6.25	6.25	6.25
Expected volatility	50.00%	50.00%	50.00%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average risk-free interest rate	1.36%	1.70%	1.80%
Weighted average grant date fair value	$9.53	$7.77	$5.70